Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 29, 2017
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value				$ 0.0001
Ordinary shares, shares authorized			372,138,271
Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280
Ordinary shares, shares issued	227,831,213	225,831,214
Ordinary shares, shares outstanding	224,771,083	224,968,102
Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	74,978,677	76,978,677
Ordinary shares, shares outstanding	74,978,677	76,978,677
Parent Company [Member] | Common Class A [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	420,674,280	420,674,280
Ordinary shares, shares issued	227,831,213	225,831,214
Ordinary shares, shares outstanding	224,771,083	224,968,102
Parent Company [Member] | Common Class B [Member]
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	79,325,720	79,325,720
Ordinary shares, shares issued	74,978,677	76,978,677
Ordinary shares, shares outstanding	74,978,677	76,978,677